Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10Q) - USD ($)	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Income before income tax expense	$ 152,184	$ 1,281,466
Provision for taxes at Hong Kong statutory tax rate	25,110	211,442
Impact of different tax rate in other jurisdiction	55,400	54,709
Impact of non-deductible expenses	35,924
Effective Income Tax	$ 116,434	$ 266,151